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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Andor Capital Management, L.L.C.
Address:      4 Stamford Plaza
              107 Elm Street, 7th Floor
              Stamford, CT 06902

Form 13F File Number:  028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin E. O'Brien
Title:        Chief General Counsel
Phone:        203-588-2000

Signature, Place, and Date of Signing:


/s/ Kevin E. O'Brien                Stamford, CT               May 13, 2005
-------------------------           -------------              ------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     59
                                                    ----------
Form 13F Information Table Value Total:             $1,796,536
                                                    ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                Andor Capital Management, L.L.C.
                                                  Form 13F Information Table
                                                 Quarter Ended March 31, 2005

NAME                TITLE                                                                                       VOTING AUTHORITY
OF                  OF                      VALUE          SHRS OR    SHRS/  PUT/  INVESTMENT    OTHER        --------------------
ISSUER              CLASS    CUSIP          (x$1,000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS       SOLE    SHARES  NONE
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP            COM     885535104              59        16,500  SH            SOLE                     16,500
------------------------------------------------------------------------------------------------------------------------------------
FREESCALE            CL B    35687M206             571        33,124  SH            SOLE                     33,124
SEMICONDUTCOR
INC
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC            COM     053499109             545        46,694  SH            SOLE                     46,694
------------------------------------------------------------------------------------------------------------------------------------
WESTELL TECH-        CL A    957541105             441        80,000  SH            SOLE                     80,000
NOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
AVID TECHNOLOGY      COM     05367P100           4,817        89,000  SH            SOLE                     89,000
INC
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON   COM     45812P107             670       100,000  SH            SOLE                    100,000
SOLUTION
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC      COM     887317105           2,369       135,000  SH            SOLE                    135,000
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC        CL B    00845V209             211       148,244  SH            SOLE                    148,244
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICRO-       COM     895919108           2,652       150,000  SH            SOLE                    150,000
SYSTEMS INC
------------------------------------------------------------------------------------------------------------------------------------
POWER INTEGRA-       COM     739276103           3,154       151,000  SH            SOLE                    151,000
TIONS INC
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE         CL A    983759101           5,314       168,000  SH            SOLE                    168,000
RADIO HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO       COM     007903107           2,773       172,000  SH            SOLE                    172,000
DEVICES INC          DSSG
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP         COM     747906204             524       180,000  SH            SOLE                    180,000
------------------------------------------------------------------------------------------------------------------------------------
CYMER INC            COM     232572107           4,952       185,000  SH            SOLE                    185,000
------------------------------------------------------------------------------------------------------------------------------------
MACROMEDIA           COM     556100105           6,198       185,000  SH            SOLE                    185,000
INC
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP         COM     316869106           4,556       200,000  SH            SOLE                    200,000
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP          COM
                     NEW     577729205           1,132       212,800  SH            SOLE                    212,800
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH         COM     512807108           6,320       219,000  SH            SOLE                    219,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
VARIAN SEMICON-      COM     922207105           9,388       247,000  SH            SOLE                    247,000
DUCTOR EQUIPMENT
------------------------------------------------------------------------------------------------------------------------------------
HUTCHINSON TECH-     COM     448407106           9,321       268,000  SH            SOLE                    268,000
NOLOGY INC
------------------------------------------------------------------------------------------------------------------------------------
RADWARE LTD          ORD     M81873107           6,431       274,000  SH            SOLE                    274,000
------------------------------------------------------------------------------------------------------------------------------------
SIRF TECHNOLOGY      COM     82967H101           3,203       287,000  SH            SOLE                    287,000
HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC         COM     620076109           4,491       300,000  SH            SOLE                    300,000
------------------------------------------------------------------------------------------------------------------------------------
MENTOR GRAPHICS      COM     587200106           4,658       340,000  SH            SOLE                    340,000
CORP
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                  Form 13F Information Table
                                                 Quarter Ended March 31, 2005

NAME                TITLE                                                                                       VOTING AUTHORITY
OF                  OF                      VALUE          SHRS OR    SHRS/  PUT/  INVESTMENT    OTHER        --------------------
ISSUER              CLASS    CUSIP          (x$1,000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS       SOLE    SHARES  NONE
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AUTODESK INC         COM     052769106          10,892       366,000  SH            SOLE                    366,000
------------------------------------------------------------------------------------------------------------------------------------
KOMAG INC            COM
                     NEW     500453204           8,560       383,000  SH            SOLE                    383,000
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC           CL A    38259P508          69,496       385,000  SH            SOLE                    385,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP         COM     80004C101          10,731       386,000  SH            SOLE                    386,000
------------------------------------------------------------------------------------------------------------------------------------
NOVELLUS SYS         COM     670008101          10,585       396,000  SH            SOLE                    396,000
INC
------------------------------------------------------------------------------------------------------------------------------------
HARMONIC INC         COM     413160102           4,063       425,000  SH            SOLE                    425,000
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECH-      CL A    192446102          21,991       476,000  SH            SOLE                    476,000
NOLOGY SOLUTION
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD         SHS     M0861T100           4,713       493,000  SH            SOLE                    493,000
------------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC        COM     00724F101          34,055       507,000  SH            SOLE                    507,000
------------------------------------------------------------------------------------------------------------------------------------
IDENTIX INC          COM     451906101           2,656       526,000  SH            SOLE                    526,000
------------------------------------------------------------------------------------------------------------------------------------
PLX TECHNOLOGY       COM     693417107           5,607       534,000  SH            SOLE                    534,000
INC
------------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES     COM     001941103          10,962       634,000  SH            SOLE                    634,000
INC
------------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC         COM     880770102          10,045       688,000  SH            SOLE                    688,000
------------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP          COM     034425108           9,872       843,000  SH            SOLE                    843,000
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC             COM     278642103          32,073       860,800  SH            SOLE                    860,800
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL      COM     958102105          12,521       982,000  SH            SOLE                    982,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
GATEWAY INC          COM     367626108           4,304     1,068,000  SH            SOLE                  1,068,000
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC          COM     879664100           8,030     1,100,000  SH            SOLE                  1,100,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS        COM     038222105          20,231     1,245,000  SH            SOLE                  1,245,000
INC COM
------------------------------------------------------------------------------------------------------------------------------------
MICROCHIP TECH-      COM     595017104          32,825     1,262,000  SH            SOLE                  1,262,000
NOLOGY INC
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP      COM     482480100          65,150     1,416,000  SH            SOLE                  1,416,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS      COM     285512109          77,359     1,494,000  SH            SOLE                  1,494,000
INC
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER       COM     037833100          65,755     1,578,000  SH            SOLE                  1,578,000
INC
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC            COM     984332106          54,952     1,621,000  SH            SOLE                  1,621,000
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECH-        SHS     G7945J104          37,438     1,915,000  SH            SOLE                  1,915,000
NOLOGY
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR        UNIT    631100104          73,798     2,018,000  SH            SOLE                  2,018,000
                     SER 1
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHOLOGY     COM     535678106          80,106     2,091,000  SH            SOLE                  2,091,000
CORP
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                  Form 13F Information Table
                                                 Quarter Ended March 31, 2005

NAME                TITLE                                                                                       VOTING AUTHORITY
OF                  OF                      VALUE          SHRS OR    SHRS/  PUT/  INVESTMENT    OTHER        --------------------
ISSUER              CLASS    CUSIP          (x$1,000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS       SOLE    SHARES  NONE
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD           ORD     G02602103          60,946     2,146,000  SH            SOLE                  2,146,000
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP        CL A    111320107          79,677     2,663,000  SH            SOLE                  2,663,000
------------------------------------------------------------------------------------------------------------------------------------
VERSIGN INC          COM     92343E102          91,166     3,176,500  SH            SOLE                  3,176,500
------------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECH-       COM     205862402          88,522     3,510,000  SH            SOLE                  3,510,000
NOLOGY INC           PAR
                     $0.10
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECH-        ORD     G5876H105         142,740     3,723,000  SH            SOLE                  3,723,000
NOLOGY GROUP LTD
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS     COM     48203R104         110,565     5,012,000  SH            SOLE                  5,012,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP       COM     594918104         123,847     5,124,000  SH            SOLE                  5,124,000
------------------------------------------------------------------------------------------------------------------------------------
DELL INC             COM     24702R101         235,553     6,131,000  SH            SOLE                  6,131,000
------------------------------------------------------------------------------------------------------------------------------------

                     Count  59              $1,796,536